Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company leases office spaces, bakery store facilities, employee dormitories and a vehicle under non-cancelable operating leases, with terms ranging from 1 to 15 years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Lease expenses are recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2024	December 31, 2023
ROU lease assets	$12,922,888	$13,059,561

Operating lease liabilities – current	$2,448,062	$2,198,192
Operating lease liabilities – non-current	10,931,463	11,691,251
Total operating lease liabilities	$13,379,525	$13,889,443

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	7.06	7.52
Weighted average discount rate *	4.29%	4.22%

*	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC. For lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023, the Company used new incremental borrowing rate of 3.95%. For lease contracts entered in and after the second half of fiscal year 2023, the Company used new incremental borrowing rate of 5.00%. The Company used incremental borrowing rate of 3.75% for its lease contracts in the United States.

During the six months ended June 30, 2024 and 2023, the Company incurred total operating lease expenses of $1,708,117 and $1,734,513, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:

Remainder of 2024	$1,488,075
2025	2,456,025
2026	2,216,393
2027	2,149,220
2028	1,971,789
Thereafter	5,508,510
Total lease payments	15,790,012
Less: imputed interest	(2,410,487)
Present value of lease liabilities	$13,379,525